ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Voyage expenses	$ 10,092	$ 11,027
Ship operating expenses	4,689	5,614
Administrative expenses	1,493	1,297
Interest expense	2,556	12,429
Taxes	491	325
Contingent rental expense	3,009	2,615
Other	115	94
Accrued expenses	$ 22,445	$ 33,401